Segmented Information - Revenue by Product (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of products and services [line items]
Revenue	$ 2,316.1	$ 1,494.7
Refined silver and gold
Disclosure of products and services [line items]
Revenue	1,954.4	1,106.8
Zinc concentrate
Disclosure of products and services [line items]
Revenue	83.2	98.3
Lead concentrate
Disclosure of products and services [line items]
Revenue	163.5	167.7
Copper concentrate
Disclosure of products and services [line items]
Revenue	54.6	65.1
Silver concentrate
Disclosure of products and services [line items]
Revenue	$ 60.4	$ 56.8